UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund

December 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 93.3%

	Aerospace & Defense – 1.0%

1,440	BE Aerospace Inc., (2)	$55,742
	Air Freight & Logistics – 0.7%

510	FedEx Corporation	42,590
	Apparel, Accesories & Luxury Goods – 0.7%

590	PVH Corporation	41,589
	Auto Components – 0.2%

190	BorgWarner Inc., (2)	12,111
	Automobiles – 0.5%

2,470	Ford Motor Company	26,577
	Beverages – 2.8%

1,010	Coca-Cola Company	70,670

2,230	Dr. Pepper Snapple Group	88,040
	Total Beverages	158,710
	Biotechnology – 1.2%

730	Amgen Inc.	46,873

400	United Therapeutics Corporation, (2)	18,900
	Total Biotechnology	65,773
	Building Products – 0.3%

1,430	Masco Corporation	14,986
	Capital Markets – 1.5%

140	Affiliated Managers Group Inc., (2)	13,433

1,275	T. Rowe Price Group Inc.	72,611
	Total Capital Markets	86,044
	Chemicals – 4.4%

430	Airgas, Inc.	33,574

380	CF Industries Holdings, Inc.	55,092

1,220	LyondellBasell Industries NV	39,638

780	Monsanto Company	54,655

540	Mosaic Company	27,232

670	Sigma-Aldrich Corporation	41,848
	Total Chemicals	252,039
	Commercial Services & Supplies – 2.0%

1,990	Republic Services, Inc.	54,825

761	Stericycle Inc., (2)	59,297
	Total Commercial Services & Supplies	114,122
	Communication Equipment – 3.3%

3,410	QUALCOMM, Inc.	186,527
	Computers & Peripherals – 8.2%

1,068	Apple, Inc., (2)	432,542

1,440	EMC Corporation, (2)	31,018
	Total Computers & Peripherals	463,560
	Construction & Engineering – 0.9%

1,020	Fluor Corporation	51,255
	Consumer Finance – 0.5%

1,090	Discover Financial Services	26,160

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

December 31, 2011

Shares	Description (1)	Value

	Diversified Telecommunication Services – 0.5%

730	Verizon Communications Inc.	$29,288
	Electrical Equipment – 0.9%

730	Rockwell Automation, Inc.	53,560
	Energy Equipment & Services – 2.8%

1,000	Helmerich & Payne Inc.	58,360

2,240	RPC Inc.	40,880

2,090	Superior Energy Services, Inc., (2)	59,440
	Total Energy Equipment & Services	158,680
	Food & Staples Retailing – 3.0%

970	Costco Wholesale Corporation	80,820

920	CVS Caremark Corporation	37,518

1,600	Walgreen Co.	52,896
	Total Food & Staples Retailing	171,234
	Food Products – 3.3%

780	H.J. Heinz Company	42,151

1,147	Hershey Foods Corporation	70,862

1,090	Mead Johnson Nutrition Company, Class A Shares	74,916
	Total Food Products	187,929
	Health Care Equipment & Supplies – 1.8%

1,520	Baxter International, Inc.	75,210

381	Becton, Dickinson and Company	28,468
	Total Health Care Equipment & Supplies	103,678
	Health Care Providers & Services – 2.4%

940	Davita Inc., (2)	71,261

870	McKesson HBOC Inc.	67,782
	Total Health Care Providers & Services	139,043
	Hotels, Restaurants & Leisure – 2.1%

1,110	Las Vegas Sands, (2)	47,430

730	McDonald’s Corporation	73,241
	Total Hotels, Restaurants & Leisure	120,671
	Internet & Catalog Retail – 1.3%

160	Priceline.com Incorporated, (2)	74,834
	Internet Software & Services – 3.9%

257	Google Inc., Class A, (2)	165,996

1,350	Rackspace Hosting Inc., (2)	58,064
	Total Internet Software & Services	224,060
	IT Services – 8.0%

930	Accenture Limited	49,504

1,258	International Business Machines Corporation (IBM)	231,321

221	MasterCard, Inc.	82,393

1,080	Teradata Corporation, (2)	52,391

1,059	VeriFone Holdings Inc., (2)	37,616
	Total IT Services	453,225

2	Nuveen Investments

Shares	Description (1)	Value

	Life Sciences Tools & Services – 1.5%

1,630	Agilent Technologies, Inc., (2)	$56,936

720	Life Technologies Corporation, (2)	28,015
	Total Life Sciences Tools & Services	84,951
	Machinery – 3.8%

1,040	Caterpillar Inc.	94,224

940	Cummins Inc.	82,739

670	SPX Corporation	40,381
	Total Machinery	217,344
	Media – 1.4%

643	DIRECTV Group, Inc., (2)	27,495

1,190	Scripps Networks Interactive, Class A Shares	50,480
	Total Media	77,975
	Metals & Mining – 1.9%

1,622	Freeport-McMoRan Copper & Gold, Inc.	59,673

1,690	Titanium Metals Corporation	25,316

335	Walter Industries Inc.	20,288
	Total Metals & Mining	105,277
	Multiline Retail – 1.7%

1,480	Macy’s, Inc.	47,626

980	Target Corporation	50,196
	Total Multiline Retail	97,822
	Oil, Gas, & Consumable Fuels – 6.8%

820	Chevron Corporation	87,248

730	Cimarex Energy Company	45,187

920	ConocoPhillips	67,040

420	EOG Resources, Inc.	41,374

2,990	HollyFrontier Company	69,966

810	Murphy Oil Corporation	45,149

390	SM Energy Company	28,509
	Total Oil, Gas, & Consumable Fuels	384,473
	Pharmaceuticals – 1.7%

1,730	Abbott Laboratories	97,278
	Retail REIT – 1.2%

544	Simon Property Group, Inc.	70,143
	Road & Rail – 2.3%

370	J.B. Hunt Transports Serives Inc.	16,676

840	Kansas City Southern Industries, (2)	57,128

530	Union Pacific Corporation	56,148
	Total Road & Rail	129,952
	Semiconductors & Equipment – 2.6%

1,970	Avago Technologies Limtied	56,854

800	Broadcom Corporation, Class A, (2)	23,488

2,510	Cypress Semiconductor Corporation, (2)	42,394

650	Lam Research Corporation, (2)	24,063
	Total Semiconductors & Equipment	146,799

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

December 31, 2011

Shares	Description (1)	Value

	Software – 4.2%

5,230	Microsoft Corporation	$135,771

4,100	Oracle Corporation	105,165
	Total Software	240,936
	Specialized REIT – 0.9%

1,115	Rayonier Inc.	49,762
	Specialy Retail – 1.1%

980	Limited Brands, Inc.	39,543

370	Ulta Salon, Cosmetics & Fragrance, Inc., (2)	24,020
	Total Specialy Retail	63,563
	Textiles, Apparel, & Luxury Goods – 0.8%

440	Nike, Inc., Class B	42,403
	Tobacco – 3.2%

2,305	Philip Morris International	180,896
	Total Investments (cost $4,434,887) – 93.3%	5,303,561
	Other Assets Less Liabilities – 6.7%	380,473
	Net Assets – 100%	$5,684,034

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,303,561	$—	$—	$5,303,561

During the period ended December 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2011, the cost of investments was $4,484,567.

4	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2011, were as follows:

Gross unrealized:
Appreciation	$1,028,191
Depreciation	(209,197)
Net unrealized appreciation (depreciation) of investments	$818,994

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund

December 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 99.9%

	Aerospace & Defense – 0.9%

647	Textron Inc.	$11,963
	Auto Components – 1.3%

367	Visteon Corporation, (2)	18,328
	Automobiles – 0.5%

329	General Motors Company, (2)	6,669
	Biotechnology – 1.3%

287	Amgen Inc.	18,428
	Building Products – 1.0%

504	Owens Corning, (2)	14,475
	Capital Markets – 3.9%

194	Affiliated Managers Group Inc., (2)	18,614

283	Ameriprise Financial, Inc.	14,048

1,134	E*Trade Group Inc., (2)	9,027

599	Invesco LTD	12,034
	Total Capital Markets	53,723
	Chemicals – 2.2%

53	CF Industries Holdings, Inc.	7,684

331	Interpid Potash Inc., (2)	7,491

481	LyondellBasell Industries NV	15,628
	Total Chemicals	30,803
	Commercial Banks – 6.7%

1,671	KeyCorp.	12,850

523	SunTrust Banks, Inc.	9,257

881	U.S. Bancorp	23,831

1,685	Wells Fargo & Company	46,436
	Total Commercial Banks	92,374
	Commercial Services & Supplies – 1.2%

615	Republic Services, Inc.	16,943
	Communication Equipment – 1.4%

427	Motorola Solutions Inc.	19,766
	Computers & Peripherals – 0.9%

123	SanDisk Corporation, (2)	6,053

415	Seagate Technology	6,806
	Total Computers & Peripherals	12,859
	Consumer Finance – 1.4%

161	Capital One Financial Corporation	6,809

495	Discover Financial Services	11,880
	Total Consumer Finance	18,689
	Diversified Telecommunication Services – 2.5%

877	Verizon Communications Inc.	35,185
	Electric Utilities – 3.2%

1,194	Duke Energy Corporation	26,268

393	Southern Company	18,192
	Total Electric Utilities	44,460

6	Nuveen Investments

Shares	Description (1)	Value

	Electronic Components – 0.6%

660	Corning Incorporated	$8,567
	Energy Equipment & Services – 0.5%

203	Halliburton Company	7,006
	Food & Staples Retailing – 1.5%

610	Walgreen Co.	20,167
	Food Products – 5.1%

355	Hershey Foods Corporation	21,932

848	Kraft Foods Inc.	31,681

240	Mead Johnson Nutrition Company, Class A Shares	16,495
	Total Food Products	70,108
	Health Care Equipment & Supplies – 1.3%

683	CareFusion Corporation, (2)	17,355
	Health Care Providers & Services – 3.3%

438	Aetna Inc.	18,479

123	Humana Inc.	10,776

202	McKesson HBOC Inc.	15,738
	Total Health Care Providers & Services	44,993
	Industrial Conglomerates – 3.2%

1,448	General Electric Company	25,934

387	Tyco International Ltd.	18,077
	Total Industrial Conglomerates	44,011
	Insurance – 9.4%

479	AFLAC Incorporated	20,722

270	Aon Corporation	12,636

204	Chubb Corporation	14,121

689	Hartford Financial Services Group, Inc.	11,196

657	Marsh & McLennan Companies, Inc.	20,774

362	MetLife, Inc.	11,287

367	Torchmark Corporation	15,924

1,169	XL Capital Ltd, Class A	23,111
	Total Insurance	129,771
	Internet Software & Services – 1.1%

907	Yahoo! Inc., (2)	14,630
	IT Services – 2.7%

60	International Business Machines Corporation (IBM)	11,033

313	Paychex, Inc.	9,424

171	Visa Inc.	17,362
	Total IT Services	37,819
	Machinery – 0.9%

135	Caterpillar Inc.	12,231
	Media – 2.8%

643	Comcast Corporation, Class A	15,246

145	Liberty Media Corporation, Liberty Capital Class A Tracking Stock, (2)	11,317

254	Viacom Inc., Class B	11,534
	Total Media	38,097

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund (continued)

December 31, 2011

Shares	Description (1)	Value

	Metals & Mining – 0.7%

163	Newmont Mining Corporation	$9,782
	Multiline Retail – 3.7%

317	J.C. Penney Company, Inc.	11,143

640	Macy’s, Inc.	20,595

391	Target Corporation	20,027
	Total Multiline Retail	51,765
	Office REIT – 1.0%

208	Digital Realty Trust Inc.	13,867
	Oil, Gas, & Consumable Fuels – 12.7%

149	Apache Corporation	13,496

404	ConocoPhillips	29,439

285	Devon Energy Corporation	17,670

168	Exxon Mobil Corporation	14,240

185	Marathon Petroleum Corporation	6,159

179	Newfield Exploration Company, (2)	6,754

270	Occidental Petroleum Corporation	25,299

393	QEP Resources Inc.	11,515

218	Range Resources Corporation	13,503

95	SM Energy Company	6,945

243	Spectra Energy Corporation	7,472

403	Sunoco, Inc.	16,531

227	Williams Companies, Inc.	7,496
	Total Oil, Gas, & Consumable Fuels	176,519
	Paper & Forest Products – 0.8%

378	International Paper Company	11,189
	Pharmaceuticals – 9.9%

659	Bristol-Myers Squibb Company	23,223

529	Johnson & Johnson	34,692

1,044	Merck & Company Inc.	39,359

961	Pfizer Inc.	20,796

322	Watson Pharmaceuticals Inc., (2)	19,429
	Total Pharmaceuticals	137,499
	Residential REIT – 1.4%

314	Camden Property Trust	19,543
	Road & Rail – 3.7%

1,172	CSX Corporation	24,682

247	Kansas City Southern Industries, (2)	16,798

197	Ryder System, Inc.	10,469
	Total Road & Rail	51,949
	Semiconductors & Equipment – 0.6%

338	Intel Corporation	8,197
	Software – 1.7%

919	Microsoft Corporation	23,857
	Specialy Retail – 0.5%

378	Gap, Inc.	7,012

8	Nuveen Investments

Shares	Description (1)	Value

	Tobacco – 2.4%

111	Lorillard Inc.	$12,654

268	Philip Morris International	21,033
	Total Tobacco	33,687
	Total Investments (cost $1,290,267) – 99.9%	1,384,286
	Other Assets Less Liabilities – 0.1%	1,606
	Net Assets – 100%	$1,385,892

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,384,286	$—	$—	$1,384,286

During the period ended December 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2011, the cost of investments was $1,291,170.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2011, were as follows:

Gross unrealized:
Appreciation	$149,741
Depreciation	(56,625)
Net unrealized appreciation (depreciation) of investments	$93,116

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
REIT	Real Estate Investment Trust

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund

December 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 99.1%

	Aerospace & Defense – 1.1%

884	BE Aerospace Inc., (2)	$34,220
	Airlines – 0.3%

513	United Continental Holdings Inc., (2)	9,680
	Auto Components – 0.9%

423	BorgWarner Inc., (2)	26,962
	Beverages – 1.6%

1,228	Dr. Pepper Snapple Group	48,481
	Biotechnology – 0.6%

367	United Therapeutics Corporation, (2)	17,341
	Building Products – 1.3%

1,333	Owens Corning, (2)	38,284
	Capital Markets – 4.0%

437	Affiliated Managers Group Inc., (2)	41,930

924	Ameriprise Financial, Inc.	45,867

1,708	Invesco LTD	34,314
	Total Capital Markets	122,111
	Chemicals – 5.5%

449	Airgas, Inc.	35,058

956	Celanese Corporation, Series A	42,322

295	CF Industries Holdings, Inc.	42,769

718	Interpid Potash Inc., (2)	16,248

487	Sigma-Aldrich Corporation	30,418
	Total Chemicals	166,815
	Commercial Banks – 2.5%

4,489	KeyCorp.	34,520

1,014	SunTrust Banks, Inc.	17,948

1,428	Zions Bancorporation	23,248
	Total Commercial Banks	75,716
	Commercial Services & Supplies – 1.5%

1,640	Republic Services, Inc.	45,182
	Computers & Peripherals – 0.8%

20	Apple, Inc., (2)	8,100

322	SanDisk Corporation, (2)	15,846
	Total Computers & Peripherals	23,946
	Construction & Engineering – 1.2%

708	Fluor Corporation	35,577
	Electric Utilities – 0.9%

631	Edison International	26,123
	Electronic Components – 0.3%

285	Dolby Laboratories, Inc., (2)	8,695
	Electronic Equipment & Instruments – 1.0%

1,543	Jabil Circuit Inc.	30,335
	Energy Equipment & Services – 2.3%

633	Oil States International Inc., (2)	48,342

778	Superior Energy Services, Inc., (2)	22,126
	Total Energy Equipment & Services	70,468

10	Nuveen Investments

Shares	Description (1)	Value

	Food Products – 3.6%

972	Hershey Foods Corporation	$60,050

696	Mead Johnson Nutrition Company, Class A Shares	47,836
	Total Food Products	107,886
	Gas Utilities – 2.9%

634	National Fuel Gas Company	35,238

2,564	Questar Corporation	50,921
	Total Gas Utilities	86,159
	Health Care Equipment & Supplies – 1.8%

383	Cooper Companies, Inc.	27,009

1,591	Hologic Inc., (2)	27,858
	Total Health Care Equipment & Supplies	54,867
	Health Care Providers & Services – 3.4%

426	Davita Inc., (2)	32,295

794	Humana Inc.	69,562
	Total Health Care Providers & Services	101,857
	Hotels, Restaurants & Leisure – 2.3%

1,357	International Game Technology	23,340

644	Penn National Gaming, Inc., (2)	24,517

194	Wynn Resorts Ltd	21,435
	Total Hotels, Restaurants & Leisure	69,292
	Household Durables – 0.6%

355	Tempur Pedic International Inc., (2)	18,648
	Indt Power Producers & Energy Traders – 1.5%

3,724	AES Corporation, (2)	44,092
	Insurance – 6.2%

502	Aon Corporation	23,494

322	Everest Reinsurance Group Ltd	27,077

822	Marsh & McLennan Companies, Inc.	25,992

620	Torchmark Corporation	26,902

1,604	WR Berkley Corporation	55,162

1,532	XL Capital Ltd, Class A	30,288
	Total Insurance	188,915
	Internet Software & Services – 1.0%

713	Rackspace Hosting Inc., (2)	30,666
	IT Services – 2.1%

551	Teradata Corporation, (2)	26,729

1,032	VeriFone Holdings Inc., (2)	36,657
	Total IT Services	63,386
	Leisure Equipment & Products – 0.5%

292	Polaris Industries Inc.	16,346
	Life Sciences Tools & Services – 1.7%

928	Agilent Technologies, Inc., (2)	32,415

273	Waters Corporation, (2)	20,216
	Total Life Sciences Tools & Services	52,631

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

December 31, 2011

Shares	Description (1)	Value

	Machinery – 4.8%

582	CNH Global N.V., (2)	$20,946

324	Cummins Inc.	28,518

428	Dover Corporation	24,845

443	Joy Global Inc.	33,212

528	Wabtec Corporation	36,934
	Total Machinery	144,455
	Media – 0.5%

198	Liberty Media Corporation, Liberty Capital Class A Tracking Stock, (2)	15,454
	Metals & Mining – 2.2%

1,436	Steel Dynamics Inc.	18,883

2,019	Titanium Metals Corporation	30,245

309	Walter Industries Inc.	18,713
	Total Metals & Mining	67,841
	Multiline Retail – 2.4%

481	Dillard’s, Inc., Class A	21,587

1,578	Macy’s, Inc.	50,780
	Total Multiline Retail	72,367
	Multi-Utilities – 4.2%

991	Alliant Energy Corporation	43,713

674	OGE Energy Corp.	38,223

812	Sempra Energy	44,660
	Total Multi-Utilities	126,596
	Office REIT – 1.0%

468	Digital Realty Trust Inc.	31,202
	Oil, Gas, & Consumable Fuels – 6.5%

359	Continental Resources Inc., (2)	23,949

312	Hess Corporation	17,722

1,242	HollyFrontier Company	29,063

534	Peabody Energy Corporation	17,681

780	SM Energy Company	57,018

822	Sunoco, Inc.	33,718

678	Tesoro Corporation, (2)	15,838
	Total Oil, Gas, & Consumable Fuels	194,989
	Pharmaceuticals – 2.0%

1,566	Warner Chilcott Limited, (2)	23,694

627	Watson Pharmaceuticals Inc., (2)	37,833
	Total Pharmaceuticals	61,527
	Professional Services – 1.0%

502	Towers Watson & Company, Class A Shares	30,085
	Residential REIT – 1.5%

333	Essex Property Trust Inc.	46,790
	Retail REIT – 1.4%

663	Taubman Centers Inc.	41,172
	Road & Rail – 3.9%

1,975	Hertz Global Holdings Inc., (2)	23,147

12	Nuveen Investments

Shares	Description (1)	Value

	Road & Rail (continued)

987	Kansas City Southern Industries, (2)	$67,126

508	Ryder System, Inc.	26,995
	Total Road & Rail	117,268
	Semiconductors & Equipment – 4.1%

685	Avago Technologies Limtied	19,769

2,742	Cypress Semiconductor Corporation, (2)	46,312

758	KLA-Tencor Corporation	36,574

1,482	NVIDIA Corporation, (2)	20,541
	Total Semiconductors & Equipment	123,196
	Software – 2.2%

1,048	Fortinet Inc., (2)	22,857

645	Micros Systems, Inc., (2)	30,044

312	Red Hat, Inc., (2)	12,882
	Total Software	65,783
	Specialized REIT – 1.1%

722	Rayonier Inc.	32,223
	Specialy Retail – 5.5%

457	Advance Auto Parts, Inc.	31,821

1,439	Foot Locker, Inc.	34,306

319	Guess Inc.	9,513

931	Limited Brands, Inc.	37,566

635	PetSmart Inc.	32,569

325	Ulta Salon, Cosmetics & Fragrance, Inc., (2)	21,099
	Total Specialy Retail	166,874
	Water Utilities – 0.6%

614	American Water Works Company	19,562
	Wireless Telecommunication Services – 0.8%

882	Telephone and Data Systems Inc.	22,835
	Total Investments (cost $2,798,109) – 99.1%	2,994,900
	Other Assets Less Liabilities – 0.9%	28,084
	Net Assets – 100%	$3,022,984

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

December 31, 2011

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,944,900	$—	$—	$2,944,900

During the period ended December 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2011, the cost of investments was $2,810,097.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2011, were as follows:

Gross unrealized:
Appreciation	$346,759
Depreciation	(161,956)
Net unrealized appreciation (depreciation) of investments	$184,803

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
REIT	Real Estate Investment Trust

14	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund

December 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 98.0%

	Aerospace & Defense – 1.6%

195	BE Aerospace Inc., (2)	$7,548

141	Esterline Technologies Corporation, (2)	7,892

198	Hexcel Corporation, (2)	4,794
	Total Aerospace & Defense	20,234
	Air Freight & Logistics – 0.3%

90	Atlas Air Worldwide Holdings Inc., (2)	3,459
	Airlines – 0.2%

113	United Continental Holdings Inc., (2)	2,132
	Apparel, Accesories & Luxury Goods – 0.3%

89	Oxford Industries Inc.	4,016
	Auto Components – 0.8%

93	BorgWarner Inc., (2)	5,928

161	Tenneco Inc., (2)	4,795
	Total Auto Components	10,723
	Beverages – 1.1%

72	Coca-Cola Bottling Company Consolidated	4,216

270	Dr. Pepper Snapple Group	10,660
	Total Beverages	14,876
	Biotechnology – 1.6%

247	Aveo Pharmaceuticals Inc., (2)	4,248

280	Incyte Pharmaceuticals Inc., (2)	4,203

989	Nabi Biopharmaceuticals, (2)	1,859

765	Neurocrine Biosciences Inc., (2)	6,503

82	United Therapeutics Corporation, (2)	3,875
	Total Biotechnology	20,688
	Building Products – 0.6%

293	Owens Corning, (2)	8,415
	Capital Markets – 3.9%

97	Affiliated Managers Group Inc., (2)	9,307

206	Ameriprise Financial, Inc.	10,226

354	Apollo Investment Corporation	2,280

440	Artio Global Investors Inc.	2,147

317	Calamos Asset Management, Inc. Class A	3,966

275	Cohen & Steers Inc.	7,948

380	Invesco LTD	7,634

390	Walter Investment Management Corporation	7,999
	Total Capital Markets	51,507
	Chemicals – 4.2%

99	Airgas, Inc.	7,730

212	Celanese Corporation, Series A	9,385

66	CF Industries Holdings, Inc.	9,569

159	Interpid Potash Inc., (2)	3,598

151	Minerals Technologies Inc.	8,536

199	OM Group Inc., (2)	4,456

107	Sigma-Aldrich Corporation	6,683

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

December 31, 2011

Shares	Description (1)	Value

	Chemicals (continued)

131	Westlake Chemical Corporation	$5,271
	Total Chemicals	55,228
	Commercial Banks – 3.1%

262	Columbia Banking Systems Inc.	5,049

416	Community Bank System Inc.	11,565

252	First Financial Bancorp.	4,193

1,000	KeyCorp.	7,690

211	State Bank Financial Corporation, (2)	3,188

224	SunTrust Banks, Inc.	3,965

318	Zions Bancorporation	5,177
	Total Commercial Banks	40,827
	Commercial Services & Supplies – 1.8%

204	Clean Harbors, Inc., (2)	13,001

360	Republic Services, Inc.	9,918
	Total Commercial Services & Supplies	22,919
	Communication Equipment – 1.0%

121	Comtech Telecom Corporation	3,463

82	Interdigital Inc.	3,573

161	Plantronics Inc.	5,738
	Total Communication Equipment	12,774
	Computers & Peripherals – 0.6%

4	Apple, Inc., (2)	1,620

374	OCZ Technology Group Inc., (2)	2,472

73	SanDisk Corporation, (2)	3,592
	Total Computers & Peripherals	7,684
	Construction & Engineering – 1.1%

156	Fluor Corporation	7,839

347	MasTec Inc., (2)	6,027
	Total Construction & Engineering	13,866
	Diversified Consumer Services – 0.3%

88	Ascent Media Corporation, (2)	4,463
	Electric Utilities – 2.0%

140	Edison International	5,796

413	Portland General Electric Company	10,445

299	UIL Holdings Corporation	10,576
	Total Electric Utilities	26,817
	Electronic Components – 0.2%

63	Dolby Laboratories, Inc., (2)	1,922
	Electronic Equipment & Instruments – 0.5%

342	Jabil Circuit Inc.	6,724
	Energy Equipment & Services – 2.9%

352	Global Geophysical Services Inc., (2)	2,365

245	Hornbeck Offshore Services Inc., (2)	7,600

139	Oil States International Inc., (2)	10,615

1,729	Parker Drilling Company, (2)	12,397

16	Nuveen Investments

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

173	Superior Energy Services, Inc., (2)	$4,920
	Total Energy Equipment & Services	37,897
	Food Products – 2.5%

114	Hain Celestial Group Inc., (2)	4,179

216	Hershey Foods Corporation	13,344

155	Mead Johnson Nutrition Company, Class A Shares	10,653

178	Tootsie Roll Industries Inc.	4,213
	Total Food Products	32,389
	Gas Utilities – 1.5%

140	National Fuel Gas Company	7,781

571	Questar Corporation	11,340
	Total Gas Utilities	19,121
	Health Care Equipment & Supplies – 1.7%

253	Align Technology, Inc., (2)	6,002

85	Cooper Companies, Inc.	5,994

354	Hologic Inc., (2)	6,199

147	Steris Corporation	4,384
	Total Health Care Equipment & Supplies	22,579
	Health Care Providers & Services – 3.8%

61	Air Methods Corporation, (2)	5,151

175	Centene Corporation, (2)	6,928

95	Davita Inc., (2)	7,202

176	Humana Inc.	15,419

188	Molina Healthcare Inc., (2)	4,198

234	Owens and Minor Inc.	6,503

91	Wellcare Health Plans Inc., (2)	4,778
	Total Health Care Providers & Services	50,179
	Hotels, Restaurants & Leisure – 3.7%

475	Ameristar Casinos, Inc.	8,213

302	International Game Technology	5,194

142	Penn National Gaming, Inc., (2)	5,406

214	Red Robin Gourmet Burgers, Inc., (2)	5,928

1,045	Scientific Games Corporation, (2)	10,137

221	Vail Resorts, Inc.	9,362

43	Wynn Resorts Ltd	4,751
	Total Hotels, Restaurants & Leisure	48,991
	Household Durables – 0.3%

79	Tempur Pedic International Inc., (2)	4,150
	Indt Power Producers & Energy Traders – 0.7%

818	AES Corporation, (2)	9,685
	Insurance – 5.7%

406	Alterra Capital Holdings Limited	9,594

112	Aon Corporation	5,242

72	Everest Reinsurance Group Ltd	6,054

180	Marsh & McLennan Companies, Inc.	5,692

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

December 31, 2011

Shares	Description (1)	Value

	Insurance (continued)

564	Meadowbrook Insurance Group, Inc.	$6,024

593	National Financial Partners Corp., (2)	8,017

402	Primerica Inc.	9,342

138	Torchmark Corporation	5,988

357	WR Berkley Corporation	12,277

341	XL Capital Ltd, Class A	6,742
	Total Insurance	74,972
	Internet Software & Services – 1.2%

365	Rackspace Hosting Inc., (2)	15,695
	IT Services – 3.5%

349	CSG Systems International Inc., (2)	5,134

242	Maximus Inc.	10,007

123	Teradata Corporation, (2)	5,967

420	VeriFone Holdings Inc., (2)	14,918

169	Wright Express Corporation, (2)	9,173
	Total IT Services	45,199
	Leisure Equipment & Products – 1.1%

256	Polaris Industries Inc.	14,331
	Life Sciences Tools & Services – 1.3%

204	Agilent Technologies, Inc., (2)	7,126

59	Bio-Rad Laboratories Inc., (2)	5,666

61	Waters Corporation, (2)	4,517
	Total Life Sciences Tools & Services	17,309
	Machinery – 4.0%

191	Astecx Industries Inc., (2)	6,152

130	CNH Global N.V., (2)	4,679

71	Cummins Inc.	6,249

94	Dover Corporation	5,457

97	Joy Global Inc.	7,272

358	Titan International Inc.	6,967

198	Twin Disc, Inc.	7,191

116	Wabtec Corporation	8,114
	Total Machinery	52,081
	Media – 0.3%

44	Liberty Media Corporation, Liberty Capital Class A Tracking Stock, (2)	3,434
	Metals & Mining – 1.5%

97	Kaiser Aluminum Corporation	4,450

320	Steel Dynamics Inc.	4,208

448	Titanium Metals Corporation	6,711

69	Walter Industries Inc.	4,179
	Total Metals & Mining	19,548
	Multiline Retail – 1.9%

317	Dillard’s, Inc., Class A	14,227

346	Macy’s, Inc.	11,134
	Total Multiline Retail	25,361

18	Nuveen Investments

Shares	Description (1)	Value

	Multi-Utilities – 2.1%

220	Alliant Energy Corporation	$9,704

150	OGE Energy Corp.	8,507

181	Sempra Energy	9,955
	Total Multi-Utilities	28,166
	Office REIT – 0.5%

104	Digital Realty Trust Inc.	6,934
	Oil, Gas, & Consumable Fuels – 5.5%

511	Cloud Peak Energy Inc., (2)	9,873

80	Continental Resources Inc., (2)	5,337

203	CVTR Energy Inc., (2)	3,802

69	Hess Corporation	3,919

276	HollyFrontier Company	6,458

119	Peabody Energy Corporation	3,940

677	Petroquest Energy Inc., (2)	4,468

175	SM Energy Company	12,793

406	Stone Energy Corporation, (2)	10,710

184	Sunoco, Inc.	7,548

152	Tesoro Corporation, (2)	3,551
	Total Oil, Gas, & Consumable Fuels	72,399
	Paper & Forest Products – 0.5%

187	Clearwater Paper Corporation, (2)	6,659
	Personal Products – 0.6%

709	Prestige Brands Holdings Inc., (2)	7,990
	Pharmaceuticals – 1.4%

123	Medicis Pharmaceutical Corporation	4,090

347	Warner Chilcott Limited, (2)	5,250

142	Watson Pharmaceuticals Inc., (2)	8,568
	Total Pharmaceuticals	17,908
	Professional Services – 0.8%

116	Acacia Research, (2)	4,235

110	Towers Watson & Company, Class A Shares	6,592
	Total Professional Services	10,827
	Residential REIT – 2.9%

187	American Campus Communities Inc.	7,847

174	Equity Lifestyles Properties Inc.	11,604

74	Essex Property Trust Inc.	10,398

135	Home Properties New York, Inc.	7,772
	Total Residential REIT	37,621
	Retail REIT – 1.6%

419	Ramco-Gershenson Properties Trust	4,119

273	Tanger Factory Outlet Centers	8,004

148	Taubman Centers Inc.	9,191
	Total Retail REIT	21,314
	Road & Rail – 3.1%

233	Genesee & Wyoming Inc., (2)	14,115

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

December 31, 2011

Shares	Description (1)	Value

	Road & Rail (continued)

440	Hertz Global Holdings Inc., (2)	$5,157

217	Kansas City Southern Industries, (2)	14,758

113	Ryder System, Inc.	6,005
	Total Road & Rail	40,035
	Semiconductors & Equipment – 3.4%

153	Avago Technologies Limtied	4,416

611	Cypress Semiconductor Corporation, (2)	10,320

169	KLA-Tencor Corporation	8,154

751	Kulicke & Soffa Industries Inc., (2)	6,947

330	NVIDIA Corporation, (2)	4,574

682	ON Semiconductor Corporation, (2)	5,265

945	Silicon Image, Inc., (2)	4,442
	Total Semiconductors & Equipment	44,118
	Software – 4.1%

207	Advent Software Inc., (2)	5,043

140	Ansys Inc., (2)	8,019

202	CommVault Systems, Inc., (2)	8,629

233	Fortinet Inc., (2)	5,082

176	Manhattan Associates Inc., (2)	7,124

235	Mentor Graphics Corporation, (2)	3,187

144	Micros Systems, Inc., (2)	6,708

69	Red Hat, Inc., (2)	2,849

358	TeleNav Inc., (2)	2,796

501	TiVo, Inc., (2)	4,494
	Total Software	53,931
	Specialized REIT – 0.8%

248	Chesapeake Lodging Trust	3,834

160	Rayonier Inc.	7,141
	Total Specialized REIT	10,975
	Specialy Retail – 4.9%

101	Advance Auto Parts, Inc.	7,033

256	Ann Inc., (2)	6,344

148	Body Central Corporation, (2)	3,694

332	Express Inc., (2)	6,620

320	Foot Locker, Inc.	7,629

70	Guess Inc.	2,087

204	Limited Brands, Inc.	8,231

139	PetSmart Inc.	7,129

335	Select Comfort Corporation, (2)	7,266

71	Ulta Salon, Cosmetics & Fragrance, Inc., (2)	4,609

72	Vitamin Shoppe Inc., (2)	2,871
	Total Specialy Retail	63,513
	Thrifts & Mortgage Finance – 0.8%

735	Ocwen Financial Corporation, (2)	10,643

20	Nuveen Investments

Shares	Description (1)	Value

	Trading Companies & Distributors – 1.5%

345	CAI International Inc., (2)	$5,334

289	SeaCube Container Leasing Limited	4,280

346	United Rentals Inc., (2)	10,224
	Total Trading Companies & Distributors	19,838
	Water Utilities – 0.3%

137	American Water Works Company	4,365
	Wireless Telecommunication Services – 0.4%

194	Telephone and Data Systems Inc.	5,023
	Total Investments (cost $1,169,557) – 98.0%	1,284,454
	Other Assets Less Liabilities – 2.0%	26,161
	Net Assets – 100%	$1,310,615

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,284,454	$—	$—	$1,284,454

During the period ended December 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2011, the cost of investments was $1,169,667.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2011, were as follows:

Gross unrealized:
Appreciation	$189,250
Depreciation	(74,463)
Net unrealized appreciation (depreciation) of investments	$114,787

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

December 31, 2011

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust

22	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony International Equity Fund

December 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 94.0%

	Automobiles – 3.1%

436	Honda Motor Company Limited, Sponsored ADR	$13,320

193	Honda Motor Company Limited	5,888

304	Toyota Motor Corporation	10,131
	Total Automobiles	29,339
	Beverages – 1.9%

1,575	Coca Cola Amatil Limited	18,542
	Capital Markets – 0.5%

407	UBS AG	4,844
	Chemicals – 5.1%

773	Kuraray Company Limited	10,997

232	Nitto Denko Corporation	8,301

240	Potash Corporation of Saskatchewan	9,920

481	Umicore	19,840
	Total Chemicals	49,058
	Commercial Banks – 12.6%

782	Banco Itau Holdings Financeira, S.A., Sponsred ADR	14,514

792	Banco Santander Central S.A., ADR	5,956

109	BNP Paribas SA	4,282

1,984	DnB NOR ASA	19,423

729	Hang Seng Bank	8,650

1,405	HSBC Holdings PLC	10,715

861	Mitsubishi UFJ Financial Group, Inc., ADR	3,658

2,879	Mizuho Financial Group	3,890

133	Societe Generale	2,962

788	Standard Chartered PLC	17,243

373	Sumitomo Mitsui Financial Group	10,390

198	Toronto-Dominion Bank	14,812

61	Toronto-Dominion Bank	4,568
	Total Commercial Banks	121,063
	Commercial Services & Supplies – 0.7%

227	Aggreko PLC	7,111
	Construction & Engineering – 0.9%

229	Royal Boskalis Westminster NV	8,414
	Diversified Telecommunication Services – 0.5%

184	Telefonica Brasil SA	5,029
	Electrical Equipment – 3.7%

496	ABB Limited, (2)	9,340

140	ABB Limited	2,635

300	Nidec Corporation, ADR	6,474

46	Nidec Corporation	3,998

505	Sensata Techologies Holdings, (2)	13,271
	Total Electrical Equipment	35,718
	Electronic Equipment & Instruments – 2.5%

594	Hoya Corporation	12,795

1,132	Nippon Electric Glass Company Limited	11,207
	Total Electronic Equipment & Instruments	24,002

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Symphony International Equity Fund (continued)

December 31, 2011

Shares	Description (1)	Value

	Energy Equipment & Services – 0.8%

92	Subsea 7 SA	$1,707

345	Subsea 7 SA, (2), (3)	6,420
	Total Energy Equipment & Services	8,127
	Food & Staples Retailing – 3.4%

1,421	Jeronimo Martins SGPS	23,522

718	Koninklijke Ahold NV, Sponsored ADR, (3)	9,657
	Total Food & Staples Retailing	33,179
	Food Products – 4.5%

218	Nestle S.A., Sponsored ADR, (3)	12,581

99	Nestle SA	5,691

153	Unilever PLC, ADR	5,129

594	Unilever PLC, ADR	19,953
	Total Food Products	43,354
	Health Care Providers & Services – 1.7%

247	Fresenius SE, ADR	16,791
	Household Durables – 0.5%

621	Brookfield Residential Properties Inc., (2)	4,850

52	Brookfield Residential Properties Inc., (2)	412
	Total Household Durables	5,262
	Industrial Conglomerates – 2.4%

1,876	Fraser and Neave Limited	8,967

145	Rheinmetall AG	6,425

76	Siemens AG, Sponsored ADR	7,273
	Total Industrial Conglomerates	22,665
	Insurance – 5.7%

424	Hannover Rueckversicherung AG	21,031

316	Prudential Corporation PLC	3,133

359	Prudential Corporation PLC	7,087

462	SCOR SE	10,799

324	Willis Group Holdings PLC	12,571
	Total Insurance	54,621
	Internet Software & Services – 0.5%

228	Tencent Holdings Limited	4,580
	Machinery – 3.6%

355	Kone OYJ	18,424

527	Nabtesco Corporation	9,606

97	Vallourec SA	6,297
	Total Machinery	34,327
	Media – 0.8%

146	WPP Group PLC	7,626
	Metals & Mining – 5.1%

160	BHP Billiton PLC, ADR	11,301

124	BHP Billiton PLC, ADR	4,365

874	Iluka Resources Limited	13,856

313	Rio Tinto Limited	19,304
	Total Metals & Mining	48,826

24	Nuveen Investments

Shares	Description (1)	Value

	Multiline Retail – 2.0%

445	Next PLC	$18,915
	Office Electronics – 0.9%

200	Canon Inc.	8,808
	Oil, Gas, & Consumable Fuels – 8.4%

542	BG Group PLC	11,586

90	BG PLC., Sponsored ADR, (3)	9,630

369	Repsol YPF S.A	11,335

624	Royal Dutch Shell PLC, Class B Shares	23,781

177	StatoilHydro ASA	4,543

196	StatoilHydro ASA	5,020

62	Total SA, Sponsored ADR	3,169

235	Total SA	12,014
	Total Oil, Gas, & Consumable Fuels	81,078
	Pharmaceuticals – 6.5%

256	AstraZeneca PLC, Sponsored ADR	11,850

153	Novartis AG, Sponsored ADR	8,747

56	Novartis AG, Sponsored ADR	3,202

125	Novo Nordisk A/S	14,365

304	Sanofi-Aventis	11,108

55	Sanofi-Synthelabo, SA	4,040

228	Teva Pharmaceutical Industries Limited, Sponsored ADR	9,202
	Total Pharmaceuticals	62,514
	Real Estate Investment Trust – 1.1%

1,002	Westfield Group	8,004

1,002	Westfield Realty Trust	2,552
	Total Real Estate Investment Trust	10,556
	Real Estate Management & Development – 2.0%

596	Brookfield Properties Corporation	9,343

2,995	Hysan Development Company	9,833
	Total Real Estate Management & Development	19,176
	Semiconductors & Equipment – 1.8%

428	ASM Lithography Holding NV	17,886
	Textiles Apparel & Luxury Goods – 4.0%

669	Burberry Group PLC	12,312

95	LVMH Moet Hennessy	13,451

4,034	Yue Yuen Industrial Holdings Limited	12,751
	Total Textiles Apparel & Luxury Goods	38,514
	Tobacco – 1.7%

118	British American Tobacco PLC	5,599

109	British American Tobacco PLC	10,342
	Total Tobacco	15,941
	Trading Cos & Distributors – 1.8%

1,110	Mitsui & Company Limited	17,262

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Symphony International Equity Fund (continued)

December 31, 2011

Shares	Description (1)	Value

	Wireless Telecommunication Services – 3.3%

200	Millicom International Cellular SA	$20,038

4,103	Vodafone Group PLC	11,399
	Total Wireless Telecommunication Services	31,437
	Total Investments (cost $861,918) – 94.0%	904,565
	Other Assets Less Liabilities – 6.0%	57,307
	Net Assets – 100%	$961,872

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$866,277	$38,288	$—	$904,565
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are due to changes in the leveling methodology, changes in the observability of inputs, changes in the pricing source used by the Fund, or securities {no longer} being fair valued using methods determined in good faith by, or at the discretion of, the Board of Trustees.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$604,173	$ —	$(604,173)	$ —	$ —	$ —

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2011, the cost of investments was $867,763.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2011, were as follows:

Gross unrealized:
Appreciation	$112,855
Depreciation	(76,053)
Net unrealized appreciation (depreciation) of investments	$36,802

26	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

ADR	American Depositary Receipt.

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund

December 31, 2011

Shares	Description (1)	Value

	COMMON STOCKS – 100.8%

	Aerospace & Defense – 0.9%

388	Honeywell International Inc.	$21,088
	Auto Components – 0.7%

308	Visteon Corporation, (2)	15,382
	Beverages – 2.9%

962	Coca-Cola Company	67,311
	Biotechnology – 3.4%

388	Biogen Idec Inc., (2)	42,699

870	Gilead Sciences, Inc., (2)	35,609
	Total Biotechnology	78,308
	Building Products – 0.9%

1,919	Masco Corporation	20,111
	Capital Markets – 0.5%

496	Waddell & Reed Financial, Inc., Class A	12,286
	Chemicals – 2.2%

692	Dow Chemical Company	19,902

342	LyondellBasell Industries NV	11,112

406	Mosaic Company	20,475
	Total Chemicals	51,489
	Commercial Banks – 2.4%

257	M&T Bank Corporation	19,619

1,335	Wells Fargo & Company	36,793
	Total Commercial Banks	56,412
	Commercial Services & Supplies – 0.9%

640	Waste Management, Inc.	20,934
	Communications Equipment – 3.2%

822	Motorola Solutions Inc.	38,050

677	QUALCOMM, Inc.	37,032
	Total Communications Equipment	75,082
	Computers & Peripherals – 3.7%

214	Apple, Inc., (2)	86,668
	Diversified Telecommunication Services – 1.4%

837	Verizon Communications Inc.	33,580
	Electric Utilities – 5.7%

1,076	Northeast Utilities	38,811

567	Progress Energy, Inc.	31,763

1,329	Southern Company	61,519
	Total Electric Utilities	132,093
	Energy Equipment & Services – 1.9%

665	National-Oilwell Varco Inc.	45,213
	Food & Staples Retailing – 1.7%

272	Costco Wholesale Corporation	22,663

524	Walgreen Co.	17,323
	Total Food & Staples Retailing	39,986
	Food Products – 4.1%

643	General Mills, Inc.	25,984

28	Nuveen Investments

Shares	Description (1)	Value

	Food Products (continued)

488	H.J. Heinz Company	$26,372

356	McCormick & Company, Incorporated	17,950

369	Mead Johnson Nutrition Company, Class A Shares	25,361
	Total Food Products	95,667
	Gas Utilities – 0.6%

158	ONEOK, Inc.	13,697
	Health Care Equipment & Supplies – 2.9%

308	Baxter International, Inc.	15,240

360	Becton, Dickinson and Company	26,899

139	C. R. Bard, Inc.	11,885

338	Medtronic, Inc.	12,929
	Total Health Care Equipment & Supplies	66,953
	Health Care Providers & Services – 0.8%

231	McKesson HBOC Inc.	17,997
	Hotels, Restaurants & Leisure – 1.7%

1,666	International Game Technology	28,655

283	Las Vegas Sands, (2)	12,093
	Total Hotels, Restaurants & Leisure	40,748
	Household Products – 3.7%

513	Kimberly-Clark Corporation	37,736

728	Procter & Gamble Company	48,565
	Total Household Products	86,301
	Industrial Conglomerates – 1.9%

2,529	General Electric Company	45,294
	Insurance – 4.7%

279	AFLAC Incorporated	12,070

575	Aon Corporation	26,910

218	Everest Reinsurance Group Ltd	18,332

662	Hartford Financial Services Group, Inc.	10,758

388	Marsh & McLennan Companies, Inc.	12,269

145	PartnerRe Limited	9,310

461	Torchmark Corporation	20,003
	Total Insurance	109,652
	Internet Software & Services – 2.0%

53	Google Inc., Class A, (2)	34,233

788	Yahoo! Inc., (2)	12,710
	Total Internet Software & Services	46,943
	IT Services – 3.5%

450	International Business Machines Corporation (IBM)	82,746
	Machinery – 4.2%

553	Caterpillar Inc.	50,102

553	Cummins Inc.	48,675
	Total Machinery	98,777

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund (continued)

December 31, 2011

Shares	Description (1)	Value

	Media – 1.5%

520	Comcast Corporation, Class A	$12,329

485	Viacom Inc., Class B	22,024
	Total Media	34,353
	Metals & Mining – 2.5%

1,050	Southern Copper Corporation	31,689

801	Titanium Metals Corporation	11,999

239	Walter Industries Inc.	14,474
	Total Metals & Mining	58,162
	Multiline Retail – 0.8%

505	J.C. Penney Company, Inc.	17,751
	Multi-Utilities – 3.4%

569	Consolidated Edison, Inc.	35,295

813	Dominion Resources, Inc.	43,154
	Total Multi-Utilities	78,449
	Oil, Gas, & Consumable Fuels – 7.7%

849	Chesapeake Energy Corporation	18,924

483	ConocoPhillips	35,196

194	Continental Resources Inc., (2)	12,942

1,566	Marathon Oil Corporation	45,837

636	Marathon Petroleum Corporation	21,172

181	Range Resources Corporation	11,211

447	Sunoco, Inc.	18,336

646	Teekay Shipping Corporation	17,268
	Total Oil, Gas, & Consumable Fuels	180,886
	Paper & Forest Products – 0.8%

625	International Paper Company	18,500
	Pharmaceuticals – 7.0%

856	Bristol-Myers Squibb Company	30,165

1,317	Johnson & Johnson	86,369

777	Watson Pharmaceuticals Inc., (2)	46,884
	Total Pharmaceuticals	163,418
	Real Estate Investment Trust – 3.3%

510	Digital Realty Trust Inc.	34,002

717	Equity One Inc.	12,175

234	Simon Property Group, Inc.	30,172
	Total Real Estate Investment Trust	76,349
	Road & Rail – 1.1%

188	Norfolk Southern Corporation	13,698

119	Union Pacific Corporation	12,607
	Total Road & Rail	26,305
	Semiconductors & Equipment – 1.6%

1,586	Intel Corporation	38,461
	Software – 2.1%

1,214	Microsoft Corporation	31,515

685	Oracle Corporation	17,570
	Total Software	49,085

30	Nuveen Investments

Shares	Description (1)	Value

	Specialty Retail – 1.7%

527	Foot Locker, Inc.	$12,564

603	Gap, Inc.	11,186

417	Limited Brands, Inc.	16,826
	Total Specialty Retail	40,576
	Tobacco – 4.8%

838	Altria Group, Inc.	24,847

567	Philip Morris International	44,498

1,053	Reynolds American Inc.	43,615
	Total Tobacco	112,960
	Total Investments (cost $1,982,704) – 100.8%	2,355,973
	Other Assets Less Liabilities – (0.8)%	(19,140)
	Net Assets – 100%	$2,336,833

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,355,973	$—	$—	$2,355,973

During the period ended December 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2011, the cost of investments was $2,000,222.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2011, were as follows:

Gross unrealized:
Appreciation	$411,111
Depreciation	(55,360)
Net unrealized appreciation (depreciation) of investments	$355,751

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund (continued)

December 31, 2011

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

32	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: February 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: February 29, 2012